Acquisitions (Details)	May 21, 2025 USD ($)
Asset Acquisition [Line Items]
Net asset deficits	$ 48,397
Consideration amount	$ 0
Zhejiang Pntech Technology Co., Ltd. (“Zhejiang Pntech”) [Member]
Asset Acquisition [Line Items]
Equity interest owned percentage	100.00%